COMMITMENTS AND CONTINGENCIES - Contingencies (Details) - item			1 Months Ended																						12 Months Ended
	Jan. 21, 2015	Nov. 30, 2012	Mar. 31, 2021	Dec. 31, 2020	Aug. 31, 2020	Jul. 31, 2020	May 31, 2020	Apr. 30, 2020	Dec. 31, 2019	Aug. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Feb. 28, 2019	Oct. 31, 2018	Sep. 30, 2018	Jul. 31, 2018	Jun. 30, 2018	Oct. 31, 2017	Sep. 30, 2017	Jul. 31, 2017	Jul. 31, 2016	Jun. 30, 2016	May 31, 2016	Jul. 31, 2015	Dec. 31, 2020	Dec. 31, 2010
Solar 1
Contingencies
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)		13.94%		95.50%			3.19%	4.12%		4.06%				13.07%		13.07%		13.07%	8.52%		3.96%	8.52%	9.67%	9.67%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)		15.24%	11.97%	12.67%	7.36%	18.16%			9.70%	9.70%				11.59%	18.16%			18.16%	20.94%		20.94%			20.94%	5.02%
Solar 2
Contingencies
Period of sunset reviews																									5 years
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)	30.06%							30.06%	30.06%		30.06%						30.06%			30.06%
Cash deposit rate for countervailing duty on CSPV cells imported from China (as a percent)	38.43%							33.58%	33.58%		33.58%	33.58%	38.43%				33.58%			33.58%
Duty rate for anti-dumping duty on CSPV cells imported from Taiwan (as a percent)									2.57%		4.39%						1.33%
Solar 2 | Minimum
Contingencies
Cash deposit rate for anti-dumping duty on CSPV cells imported from China (as a percent)																				3.56%
Duty rate for anti-dumping duty on CSPV cells imported from Taiwan (as a percent)											1.52%
Solar 2 | Maximum
Contingencies
Duty rate for anti-dumping duty on CSPV cells imported from Taiwan (as a percent)											3.78%									4.20%
Class Action Lawsuits Filed in New York
Contingencies
Number of subpoenas																										2
Number of lawsuits filed																										6